Income taxes - Reconciliation to Statutory Tax Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income taxes at Canadian statutory tax rate	$ 5,269	$ 5,405
Increase (decrease) in income taxes resulting from
Lower average tax rate applicable to subsidiaries	(428)	(361)
Tax-exempt income from securities	(437)	(379)
Tax rate change	4	(4)
Other	(106)	(80)
Income taxes (recoveries)	$ 4,302	$ 4,581
Reconciliation of average effective tax rate
Income taxes at Canadian statutory tax rate	26.20%	26.20%
Increase (decrease) in income taxes result from
Lower average tax rate applicable to subsidiaries	(2.10%)	(1.80%)
Tax-exempt income from securities	(2.20%)	(1.80%)
Other	(0.50%)	(0.40%)
Income taxes in Consolidated Statements of Income / effective tax rate	21.40%	22.20%